Significant Customers	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Significant Customers

Note 17 Significant Customers

For the years ended December 31, 2025 and 2024, the Company generated 42% and 48%, respectively, of revenues from the same three customers in each year. These three customers are in different end-markets utilizing diverse manufacturing capabilities from the Company. The outstanding accounts receivable due from these customers were approximately $3,723,079 and $3,188,832, for December 31, 2025 and 2024, respectively.